Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2019	3,263,647	611,784
Balance at Dec. 31, 2019	$ 33	$ 6	$ 59,147	$ (22,156)	$ 37,030	$ (66)	$ 36,964
Stock options - compensation costs			6		6		$ 6
Exercise of employee stock options (in shares)	24,000						24,000
Exercise of employee stock options			43		43		$ 43
Net income (loss)				14	14	(60)	(46)
Balance (in shares) at Dec. 31, 2020	3,287,647	611,784
Balance at Dec. 31, 2020	$ 33	$ 6	59,196	(22,142)	37,093	(126)	36,967
Stock options - compensation costs			5		5		5
Net income (loss)				1,971	1,971	(324)	1,647
Investment in subsidiary from accredited investors						358	358
Balance (in shares) at Dec. 31, 2021	3,287,647	611,784
Balance at Dec. 31, 2021	$ 33	$ 6	$ 59,201	$ (20,171)	$ 39,069	$ (92)	$ 38,977